Provisions for liabilities and charges - Sensitivity (Details) - Payment protection insurance complaint in Thousands	12 Months Ended
Dec. 31, 2017 GBP (£) complaint
Customer Initiated Complaints
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	2,386
Customer Initiated Complaints | Estimated change in provision
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	429
Customer Initiated Complaints | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (30,000,000)
Customer Initiated Complaints | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	5.00%
Change in provisions	£ 30,000,000
Uphold rate
Disclosure of financial liabilities
Actual to date (as a percent)	90.00%
Uphold rate | Estimated change in provision
Disclosure of financial liabilities
Actual to date (as a percent)	94.00%
Uphold rate | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(1.00%)
Change in provisions	£ (6,000,000)
Uphold rate | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	1.00%
Change in provisions	£ 6,000,000
Average redress
Disclosure of financial liabilities
Average redress	1,681
Average redress | Estimated change in provision
Disclosure of financial liabilities
Average redress	£ 1,476
Average redress | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (30,000,000)
Average redress | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	5.00%
Change in provisions	£ 30,000,000
Processing costs per claim
Disclosure of financial liabilities
Processing costs per claim	160
Processing costs per claim | Estimated change in provision
Disclosure of financial liabilities
Processing costs per claim	142
Processing costs per claim | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption	(20)
Change in provisions	(3,000,000)
Processing costs per claim | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption	20
Change in provisions	£ 3,000,000